Summary of significant accounting policies	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies
Summary of significant accounting policies

3. Summary of significant accounting policies

The principal accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all years presented.

Business combinations

Business combinations are accounted for using the acquisition method as at the acquisition date when control is transferred to the Group. Consideration paid is allocated to the assets acquired and liabilities assumed, with any excess amount recorded as goodwill.

Consolidation

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Intercompany balances and transactions are eliminated in preparing the consolidated financial statements.

A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities. Interests in the joint venture are accounted for using the equity method. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income of equity-accounted investees, until the date on which significant influence or joint control ceases.

Recognition of income and expenses

Revenues

Revenue from the sale of new or refurbished 3D printers is recognized upon the transfer of risks and rewards of ownership to the buyer, which is upon completion of the installation of 3D printers at the customer site and evidenced through final acceptance by the customer. The Company also recognizes revenue from printers, which are provided to customers under operating leases. Revenue from such transactions is recognized monthly on a straight‑line basis over the term of the lease agreement. Revenue from the sale of custom‑ordered printed products, consumables, or spare parts and other machine parts is recognized upon transfer of title, generally upon shipment. Revenue for all deliverables in sales arrangements is recognized to the extent that it is probable that the economic benefit arising from the ordinary activities of the business will flow to the Company and provided that the amount of revenue and the costs incurred or to be incurred in respect of the sale can be measured reliably. Revenue is measured at the fair value of the consideration received or receivable, which is fixed at the time of recognition of revenue. In instances where revenue recognition criteria are not met, amounts are recorded as deferred income in the accompanying statements of financial position.

The Company offers to customers, to operate their purchased 3D printer and perform 3D printing on custom-ordered printed products for a temporary period before the customers’ facility is configured according to required technical specifications. The Company recognizes sublease income paid by the customers under operating leases within other operating income in the statements of comprehensive loss over the term of the lease. The Company recognizes revenue from the sale of custom-ordered printed products from the customer’s purchased 3D printer, upon transfer of title, generally upon shipment.

The Company also provides development services to certain customers. The Company recognizes revenue from rendering of services in proportion to the stage of completion of the transaction at the reporting date. The stage of completion is assessed with reference to surveys of work performed. Generally work performed is measured based on milestones according to the project plan. Otherwise, contract revenue is recognized only to the extent of contract costs incurred that are likely to be recoverable. An expected loss on a contract is recognized immediately in the statements of comprehensive loss.

The Group provides customers with a standard warranty agreement on all machines for up to one year. The warranty is not treated as a separate service because the warranty is an integral part of the sale of the machine.

After the initial one year warranty period, the Group offers its customers extended warranty and optional maintenance contracts. Extended warranty and maintenance contracts are provided for a period of twelve months and automatically extended for another twelve months if not cancelled on a timely basis. Extended warranty and maintenance service revenue is recognized on a straight-line basis under the contractual term.

Shipping, packaging and handling costs billed to customers for machine sales and sales of printed products and consumables are included in revenue in the consolidated statements of comprehensive loss. Costs incurred by the Company associated with shipping, packaging and handling are included in selling expenses in the consolidated statements of comprehensive loss.

The Company’s terms of sale generally require payment within 30 to 60 days after shipment of a product, although the Company also recognizes that longer payment periods are customary in some countries where it transacts business. To reduce credit risk in connection with machine sales, the Company may, depending upon the circumstances, require deposits prior to shipment. In some circumstances, the Company may require payment in full for its products prior to shipment and may require international customers to furnish letters of credit. These deposits are reported as customer deposits included in other liabilities and provisions in the accompanying statements of financial position. Maintenance contracts are billed to customers in advance on a monthly, quarterly, or annual basis, depending on the contract and are initially recorded as deferred income in the statements of financial position.

In the course of the Company’s ordinary business activities refurbished 3D printers, which typically were operating in the Services segment on average for 1.5 to 2.5 years, are routinely sold to customers. Prior to sale, such printers are fully refurbished, which includes the installation of a new printhead. Proceeds from the sale of such refurbished 3D printers are recognized as revenue of the Systems segment.

Sales agents are used in connection with the sale of 3D printers. These sales agents receive sales commissions which are included in selling expenses in the consolidated statements of comprehensive loss. Such commissions are determined based on a percentage of the sale price for each sale initiated by the sales agent. Generally, commissions are paid only after the customer has paid the final invoice.

The Company grants certain licenses and intellectual property rights to third parties under contractual agreements which, among other things, requires the licensee to make payments to the Company. Revenue recognized from such agreements is based on the Company`s best estimate of license fees due as long as it is probable that the associated economic benefit will flow with the company.

Research and development expenses

All research and development costs are charged to expense as incurred.

Government grants

Government grants awarded for project funding are recorded within other operating income in the consolidated statement of comprehensive loss if the related research and development costs have been incurred and provided that the conditions for the funding have been met. Until then, amounts received under government grants are recorded as deferred income in the statements of financial position.

Leases

Finance leases consist primarily of borrowings associated with sale and leaseback transactions involving 3D printers that were manufactured by the Company and used within the Services segment. Additionally, the Company has entered into finance lease agreements for 3D printers manufactured by third parties. Maturities of these finance leases extend to 2020. Leased assets are recognized at the lower of fair value or the present value of minimum lease payments and depreciated over the asset’s estimated useful life. Assets under finance leases are included in “Property, plant and equipment” in the statement of financial position. Gains on sale and leaseback transactions are recorded as deferred income in the statement of financial position and recognized as “Other operating income” over the respective lease term.

Operating leases consist of various lease agreements for the rental of manufacturing facilities, office and warehouse space, vehicles, and office and IT equipment, expiring in various years through 2020. Rent expense under operating leases is charged to profit or loss on a straight‑line basis over the term of the lease.

In 2017,  voxeljet leased two 3D printers (2016:  one 3D printer and 2015:  five 3D printers) to customers under operating leases. Rental income is recognized on a straight‑line basis over the term of the lease as revenue and is reported within the Systems segment.

Long Term Cash Incentive Plan

voxeljet has a Long-Term Cash Incentive Plan ("LTCIP"), a cash-settled share-based payment arrangement, that provides for cash awards to non-executive employees. Compensation cost is determined based on the grant-date fair value of the awards and recognized, net of estimated forfeitures due to termination of employment, on a straight-line basis over the requisite service period of the award and depending on the evaluation of certain performance and market conditions. The requisite service period is generally the vesting period stated in the award. The liability for these awards is measured at fair value at each reporting date until settlement and is classified within "other liabilities and provisions in the consolidated statement of financial position.

Employee stock option plan

In April 2017, the Supervisory Board adopted and approved Option Plan 2017. The plan authorizes to grant shares of equity-settled stock options to employees and members of the management board. The Company’s stock-based compensation expense is estimated at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period of the award. The Company calculates the fair value of each option award on the date of grant under the Monte Carlo simulation model. The determination of the grant date fair value of the awards using a simulation model is affected by our stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the expected stock price volatility over the expected life of the awards, risk-free interest rates, and expected dividends. The risk free interest rate is equal to the U.S. Treasury constant maturity rates for the period equal to the expected life. We do not currently pay cash dividends on common stock and we do not anticipate doing so in the foreseeable future. Accordingly, the expected dividend yield is zero.

Foreign currencies

The financial statements are presented in Euros, the functional currency of voxeljet AG.

Monetary transactions denominated in foreign currencies are translated to Euros at the exchange rates prevailing on the transaction date.

The financial statements of foreign subsidiaries are translated using the concept of the functional currency in accordance with IAS 21. The assets and liabilities of foreign subsidiaries are translated at the spot rate at the end of the period, while their income statement items are translated at average exchange rates for the respective periods. All resulting exchange differences are recognized in other comprehensive income. Gains and losses on foreign currency transactions are shown within other operating income and other operating expenses, respectively, in the consolidated statement of comprehensive loss.

The loans provided to voxeljet AG’s subsidiaries are not considered as net investments in foreign operations. Consequently, gains or losses from foreign exchange differences thereon are recognized in other operating income or expenses.

The exchange rates that are most relevant for voxeljet’s consolidated financial statements are as follows:

Average exchange rates to Euro

December 31,	Average Rate
	USD	GBP	INR	CNY
2017	1.1297	0.8767	73.5324	7.6290
2016	1.1069	0.8195	74.3717	7.3522
2015	1.1096	0.7258	71.1956	6.9733

Year end exchange rates to Euro

December 31,	Year End Rate
	USD	GBP	INR	CNY
2017	1.1993	0.8872	76.6055	7.8044
2016	1.0541	0.8562	71.5935	7.3202

Income Tax

Income tax expense (benefit) consists of current and deferred tax expense and benefit in accordance with IAS 12.

Current income tax expense (benefit) is based on taxable profit (loss) for the year. Taxable profit (loss) differs from profit (loss) as reported in the statements of comprehensive income (loss) because it excludes items of income or expense that are taxable or deductible in other years and further excludes items that are never taxable or deductible. Current income tax expense (benefit) is calculated using tax rates that have been enacted or substantively enacted by the end of the respective reporting period.

Deferred income tax expense (benefit) is recognized on temporary differences between the carrying amounts of assets and liabilities in the statement of financial position and the corresponding tax basis used in the computation of taxable profit (loss).

Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets, including for carry forward losses to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer more probable than not that sufficient taxable profits will be available to allow all or a part of the assets to be recovered.

Deferred tax expense (benefit) is calculated at the tax rates that are expected to apply in the periods when the liability is settled or the asset is realized, based on tax rates (and tax regulations) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. Deferred tax expense (benefit) is charged or credited to profit or loss, except when it relates to items charged or credited directly to equity, in which case the deferred taxation is also recorded to equity.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off tax assets against tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Intangible Assets

Intangible assets, including software, licenses and customer relationships, that are acquired by the Company and have a finite useful life are measured at cost less accumulated amortization and any impairment losses. Amortization for intangible assets with finite useful lives is recognized on a straight‑line basis over their useful lives.

The amortization of licenses is allocated to the cost of inventory and is included in cost of sales as 3D printers are sold; the amortization of software is mainly included in selling and administrative expenses.

The estimated useful economic lives of acquired intangible assets are presented in the following table:

USEFUL LIFE OF INTANGIBLE ASSETS

Software	3-5 years
Licenses	6-8 years
Customer list	3 years
Digital library	3 years

An intangible asset is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in profit or loss in the period in which the item is derecognized.

Property, Plant and Equipment

Property, plant and equipment is carried at acquisition or manufacturing cost (for internally manufactured printers used in the Services segment) and depreciated on a straight‑line basis over the estimated useful lives of the related assets, taking into account estimated residual values. Except the sale of used printers, realized gains and losses are recognized upon disposal or retirement of the related assets and are reflected within other operating income or other operating expenses in the consolidated statement of comprehensive loss. Subsequent expenditures are capitalized only if it is probable that voxeljet will receive additional economic benefits from the particular asset associated with these expenditures, and the costs can be determined reliably. Repair and maintenance expenditures are expensed as incurred. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Company will obtain ownership by the end of the lease term. In those cases the assets are depreciated over their useful lives. Land is not depreciated. Additions to property, plant and equipment relating to self‑constructed 3D printers are considered non‑cash transactions.

The estimated useful economic lives of items of property, plant and equipment are as follows:

USEFUL LIFE OF PROPERTY, PLANT AND EQUIPMENT

Leasehold improvements	6-9 years
Buildings	33 years
Plant and machinery	7-8 years
Printers leased to customers under operating lease	7-8 years
Other facilities, machinery and factory equipment	2-20 years
Office equipment	3-12 years

Useful lives, depreciation methods and residual values are reviewed at least annually and, in case they change significantly, depreciation charges for current and future periods are adjusted accordingly.

Inventories

Raw materials

Raw materials are measured at the lower of acquisition cost, as determined on the weighted average costs method, and net realizable value. Obsolete inventories are written off directly into cost of sales.

Work in progress and finished goods

Work in progress and finished goods are measured at the lower of manufacturing cost and net realizable value. Manufacturing costs comprise all costs that are directly attributable to the manufacturing process, such as direct material and labor, and production related overheads (based on normal operating capacity and normal consumption of material, labor and other production costs), including depreciation charges. Net realizable value is defined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs of the sale. For purposes of determining net realizable value, selling expenses include all costs expected to be incurred to make the sale, primarily shipping, packaging and handling as well as commissions.

We also use our own printers in our service centers. Unfinished printers are generally available to be sold if a customer requests a product with a specification which can be met by one of the products in progress. Accordingly, we classify printers as inventory until we remove a finished printer from our manufacturing warehouse to use it in a service center. The reclassification as property, plant and equipment, as a non-cash transaction, occurs at cost and depreciation starts at inception of service.

We evaluate the adequacy of our inventory reserves on a periodic basis in order to determine the need for an inventory reserve (See Note 5, Critical accounting judgment and key sources of estimation and uncertainty – inventories).

Impairment of non‑financial assets

The Company assesses at the end of each reporting period whether there is an indication that a non‑financial asset may be impaired. Such assets are tested for impairment if there are indicators that the carrying amounts may not be recoverable. An impairment loss is recognized in the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is defined as the higher of an asset’s fair value less cost to sell and its value in use. As individual assets do not generate largely independent cash flows, impairment testing is performed at the cash generating unit level.

If the fair value less cost to sell cannot be determined, or if it is lower than the carrying amount, the value in use is used. The value in use is calculated by discounting the future expected cash flows at a risk‑adequate pre‑tax interest rate, current and expected future cash flows are taken into account, together with technological, economic and general development trends, on the basis of approved and adjusted financial plans.

Financial instruments

Non‑derivative financial assets and liabilities

The Company classifies non‑derivative financial assets into the following categories: financial assets at fair value through profit or loss, held‑to‑maturity financial assets, loans and receivables and available‑for‑sale financial assets.

Available‑for‑sale financial assets are initially measured at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses and foreign currency differences on debt instruments, are recognized in other comprehensive income and accumulated in the accumulated other comprehensive income. When these assets are derecognized, the gain or loss accumulated in equity is reclassified to profit or loss in other operating income or expense.

Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.

Non‑derivative financial liabilities are initially measured at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these liabilities are measured at amortized cost using the effective interest method. The Company does not elect to measure financial liabilities at fair value through profit or loss.

Derivative financial instruments

In conjunction with the financing with the European Investment Bank the Company closed in December 2017, loan and warrant agreements contain certain embedded derivatives. Embedded derivatives are separated from the host contract and accounted for separately if certain criteria are met.

Derivatives are initially measured at fair value; any directly attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are generally recognized in profit or loss.

Impairment

Financial assets not classified as at fair value through profit or loss are assessed at each reporting date to determine whether there is objective evidence of impairment.

For financial assets measured at amortized cost, an impairment loss is calculated as the difference between the asset’s carrying amount and the present value of the estimated future cash flows discounted at a risk adjusted interest rate. Losses are recognized in profit or loss and reflected in an allowance account. When the Group considers that there are no realistic prospects of recovery of the asset, the relevant amounts are written off. If the amount of impairment loss subsequently decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, then the previously recognized impairment loss is reversed through profit or loss.

Impairment losses on available‑for‑sale financial assets are recognized by reclassifying the losses from accumulated other comprehensive income to profit or loss. The amount reclassified is the difference between the acquisition cost (net of any principal repayment and amortization) and the current fair value, less any impairment loss previously recognized in profit or loss.

Cash and cash equivalents

Cash and cash equivalents are short‑term bank deposits and are not subject to a significant risk of change in value.

Deferred income

Deferred income from sale and leaseback

Deferred income related to gains on sales of 3D printers subject to sale and lease back transactions and accounted for as finance leases are recognized within other operating income in the consolidated statement of comprehensive loss over the respective lease term.

Deferred income from extended warranty and maintenance contracts

Extended warranty contract and maintenance contract revenues are recognized on a straight‑line basis over the contractual term of the contract as the timing of providing the related services generally do not vary significantly.

Earnings (loss) per share

Basic earnings per share amounts are calculated by dividing profit (loss) by the weighted average number of ordinary shares outstanding. There are no dilutive instruments issued and outstanding.